Pledged Assets and Collateral (Schedule of Pledged Assets Classified by Type of Liabilities) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Pledged Assets and Collateral
Deposits	¥ 388,298
Call money and funds purchased	484,606
Payables under repurchase agreements and securities lending transactions	9,634,077
Other short-term borrowings and long-term debt	8,943,147
Other	38,145
Total	¥ 19,488,273